INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (2,453)	$ (1,619)
Recognized in income	830	777
Recognized in other comprehensive income	30	(24)
Other	(413)	(1,587)
Net deferred tax (liability) asset	$ (2,006)	$ (2,453)